CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue from services	$ 386,820	$ 245,268
Cost of services excluding depreciation and amortization	315,405	187,493
Depreciation and amortization included in cost of services	15,205	14,843
Gross profit	56,210	42,932
Selling, general and administrative expenses	39,543	33,489
Merger costs	0	1,188
Income from operations	16,667	8,255
Other income (expense):
Loss on early extinguishment of debt	(17,157)	0
Unrealized Gain Loss On Change In Fair Value Of Notes Payable Due To Related Party	(5,094)	(631)
Interest expense, net	(16,778)	(15,256)
Foreign exchange loss, net	(3,451)	(1,755)
Other, net	294	(1,124)
Total other expense, net	(42,186)	(18,766)
Loss before income taxes	(25,519)	(10,511)
Provision for income taxes	12,876	10,495
Net loss	(38,395)	(21,006)
Less: net income attributable to noncontrolling interest	3,358	45
Net loss attributable to the Corporation	$ (41,753)	$ (21,051)
Net loss attributable to Corporation per common share:
Basic (usd per share)	$ (2.84)	$ (2.10)
Diluted (usd per share)	$ (2.84)	$ (2.10)
Weighted average shares:
Basic (in shares)	14,697,061	10,010,492
Diluted (in shares)	14,697,061	10,010,492